ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2019
ACCUMULATED OTHER COMPREHENSIVE INCOME
ACCUMULATED OTHER COMPREHENSIVE INCOME

20.   ACCUMULATED OTHER COMPREHENSIVE INCOME

		Unrealized gain on available-for-sale
	Foreign	investments
	currency		Income tax
	translation	Before	(expense)	Net-of-tax
	adjustment	tax amount	or benefit	amount	Total
	RMB	RMB	RMB	RMB	RMB
Balance at January 1, 2017	43,937	—	—	—	43,937
Other comprehensive income/(loss) before reclassification	(18,714)	37,277	(7,283)	29,994	11,280
Amounts reclassified from accumulated other comprehensive income/(loss)	—	(38,392)	7,598	(30,794)	(30,794)
Balance at December 31, 2017	25,223	(1,115)	315	(800)	24,423

Cumulative effect of adoption of ASU 2016-01	—	1,115	(315)	800	800
Other comprehensive income/(loss) before reclassification	22,538	—	—	—	22,538
Amounts reclassified from accumulated other comprehensive income/(loss)	—	—	—	—	—
Balance at December 31, 2018	47,761	—	—	—	47,761

Other comprehensive income/(loss) before reclassification	2,348	1,008	252	756	3,104
Amounts reclassified from accumulated other comprehensive income/(loss)	—	—	—	—	—
Balance at December 31, 2019	50,109	1,008	252	756	50,865
Balance at December 31, 2019 in USD (Note2) (unaudited)	7,198	145	36	109	7,306

The amounts reclassified out of accumulated other comprehensive income represent realized gains on the available-for-sale investments upon their sales prior to the adoption of ASU 2016-01, which were then recorded in “Trading gains / (losses), net” in the consolidated statements of comprehensive income/(loss).